Dreyfus

Stock Index Fund

SEMIANNUAL REPORT June 30, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            21   Statement of Financial Futures

                            22   Statement of Assets and Liabilities

                            23   Statement of Operations

                            24   Statement of Changes in Net Assets

                            25   Financial Highlights

                            26   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                      Dreyfus  Stock Index Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, covering the six-month period from January 1, 2000 through June 30, 2000. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steven Falci and Jocelin Reed.

While stock prices were little changed on average over the past six months, the period was marked by high levels of volatility and dramatic shifts in investor sentiment. Between January and mid-March, large-cap stocks generally continued to advance, led by fast-growing technology stocks that, many investors believed, would benefit most from the "new economy." Subsequently, however, technology stocks corrected sharply over concerns about rising interest rates and extremely high valuations. Other sectors of the large-cap stock market also declined, erasing the gains achieved earlier in the year.

Also, primarily because of the precipitous drop in technology stock prices, value-oriented stocks generally outperformed growth stocks during the reporting period, a reversal of the trend established over the past several years. In addition, small-capitalization stocks generally outperformed large-cap stocks, particularly in the value-oriented segment of the market. In our view, these short-term swings in investor sentiment highlight once again the importance of broad diversification and a long-term perspective for most investors.

We  appreciate  your confidence over the past six months, and we look forward to
your    continued    participation    in    Dreyfus    Stock    Index    Fund.

Sincerely,


Stephen E. Canter

President and Chief Investment Officer

The Dreyfus Corporation

July 17, 2000




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Jocelin Reed, Portfolio Managers

How did Dreyfus Stock Index Fund perform relative to its benchmark?

For the six-month period ended June 30, 2000, Dreyfus Stock Index Fund produced a total return of -0.55%.(1) In contrast, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), produced a total return of -0.43% for the same period.(2) The difference in returns is primarily due to transaction costs and other fund operating expenses.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 Index in proportion to their weighting in the Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap blue chip stocks which when combined, cover
nearly    75%    of    the    total    U.S.    market    capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Accordingly, it is composed of approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or
purchase    of    stocks.

Dreyfus Stock Index Fund uses a passive management approach -- all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

What other factors influenced the fund's performance?

The six-month reporting period was marked by high levels of stock market volatility and changing investor preferences in three areas: technology versus non-technology sectors; small-cap versus mid- and large-cap stocks; and growth-versus value-investment styles.

From the beginning of the year through mid-March 2000, the U.S. stock market advanced sharply, driven primarily by strong gains within the technology sector. During this period, the prices of many high-flying technology stocks continued to climb, especially those stocks that were associated with Internet-related products and services. In addition, large-cap stocks underperformed their small- and mid-cap counterparts and the growth style of investing outperformed the value style of investing.

By mid-March, however, those trends had generally reversed themselves when many technology stocks fell out of favor. Even during this downturn in the technology sector as a whole, there were days when tech stocks bounced back to report strong gains, which increased the stock market's volatility levels. In this environment, which lasted through the end of May, large-cap stocks generally outpaced small-cap stocks, and the value style of investing provided better returns than the growth style. In June, however, technology stocks rebounded strongly, small-cap stocks performed better than large-cap stocks and growth outperformed value.

During the reporting period, the largest gains within the S&P 500, and therefore within the fund as well, came from its technology group, which includes electrical defense and electronic semiconductors. In addition, the S&P 500 Index' s energy holdings such as oil and gas drilling, natural gas, oil well equipment and services and oil exploration and production companies provided
strong   returns,   as   did  its  investment  banking  and  brokerage  stocks,
pharmaceutical, health care and medical products stocks.


Conversely, the lowest returns of the S&P 500 Index during the reporting period and for the fund as well, were generated from basic materials stocks, which include companies within the metals, glass and metal containers, steel, paper and forest products areas. Other industry groups providing disappointing returns included hotel and motel companies, consumer staples firms such as household products manufacturers, engineering and construction companies, long-distance telecommunications stocks and household furniture and appliances companies.

What is the fund's current strategy?

The fund is an index fund, and its goal is to replicate the return of the S&P 500 Index. Therefore, the fund's strategy is to hold all 500 stocks that make up the S&P 500 Index in an effort to capture a similar return.

As of the end of the reporting period, the largest sector weightings of the Index, and for the fund as well, were approximately as follows: technology (31%) ; interest sensitive (17%); healthcare (11%); consumer cyclical (8%); utilities (7%); producer goods (6%); energy (6%); and consumer staples (5%).

July 17, 2000

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.


                                                             The Fund

June 30, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

COMMON STOCKS--99.3%                                                                            Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALCOHOL & TOBACCO--1.0%

Anheuser-Busch Cos.                                                                             195,900               14,631,281

Brown-Forman, Cl. B                                                                              29,700                1,596,375

Coors (Adolph), Cl. B                                                                            15,900                  961,950

Philip Morris Cos.                                                                              991,600               26,339,375

Seagram                                                                                         189,200               10,973,600

UST                                                                                              70,300                1,032,531

                                                                                                                      55,535,112

CONSUMER CYCLICAL--7.7%

AMR                                                                                              64,900  (a)           1,715,794

Albertson's                                                                                     183,677                6,107,260

AutoZone                                                                                         58,000  (a)           1,276,000

Bed Bath & Beyond                                                                                60,900  (a)           2,207,625

Best Buy                                                                                         88,600  (a)           5,603,950

Black & Decker                                                                                   36,900                1,450,631

Brunswick                                                                                        38,100                  631,031

CVS                                                                                             169,200                6,768,000

Circuit City Group                                                                               88,200                2,927,138

Consolidated Stores                                                                              48,100  (a)             577,200

Cooper Tire & Rubber                                                                             32,000                  356,000

Costco Wholesale                                                                                193,700  (a)           6,392,100

Dana                                                                                             66,106                1,400,621

Darden Restaurants                                                                               53,700                  872,625

Delphi Automotive Systems                                                                       244,103                3,554,750

Delta Air Lines                                                                                  53,100                2,684,869

Dillard's, Cl. A                                                                                 40,600                  497,350

Dollar General                                                                                  142,737                2,783,372

Eastman Kodak                                                                                   134,300                7,990,850

Federated Department Stores                                                                      92,800  (a)           3,132,000

Ford Motor                                                                                      522,600               22,471,800

Gap                                                                                             369,000               11,531,250

General Motors                                                                                  232,000               13,470,500

Grainger (W.W.)                                                                                  40,700                1,254,069

Great Atlantic & Pacific                                                                         16,600                  275,975

Harley-Davidson                                                                                 131,600                5,066,600

Harrah's Entertainment                                                                           53,000  (a)           1,109,688

Hasbro                                                                                           74,675                1,124,792

Hilton Hotel                                                                                    159,700                1,497,188


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Home Depot                                                                                    1,003,200               50,097,300

Johnson Controls                                                                                 37,200                1,908,825

K mart                                                                                          208,600  (a)           1,421,088

Kohl's                                                                                          141,400  (a)           7,865,375

Kroger                                                                                          362,100  (a)           7,988,831

Leggett & Platt                                                                                  85,200                1,405,800

Limited                                                                                         186,300                4,028,738

Liz Claiborne                                                                                    23,700                  835,425

Longs Drug Stores                                                                                17,100                  371,925

Lowe's Cos.                                                                                     165,800                6,808,163

Marriott International, Cl. A                                                                   103,900                3,746,894

Mattel                                                                                          184,600                2,434,413

May Department Stores                                                                           144,150                3,459,600

Maytag                                                                                           34,000                1,253,750

McDonald's                                                                                      579,400               19,083,988

NIKE, Cl. B                                                                                     118,600                4,721,763

Navistar International                                                                           26,800  (a)             832,475

Nordstrom                                                                                        58,400                1,408,900

Office Depot                                                                                    137,100  (a)             856,875

PACCAR                                                                                           33,200                1,317,625

Penney (J.C.)                                                                                   113,200                2,087,125

Polaroid                                                                                         19,500                  352,219

RadioShack                                                                                       80,900                3,832,638

Reebok International                                                                             24,600  (a)             392,063

Rite Aid                                                                                        112,300                  736,969

Russell                                                                                          14,100                  282,000

Safeway                                                                                         215,300  (a)           9,715,413

Sears, Roebuck & Co.                                                                            152,900                4,988,363

Southwest Airlines                                                                              215,150                4,074,403

Springs Industries                                                                                7,800                  251,063

Staples                                                                                         210,050  (a)           3,229,519

Starbucks                                                                                        79,600                3,039,725

TJX Cos.                                                                                        130,100                2,439,375

Target                                                                                          197,700               11,466,600

Tiffany & Co.                                                                                    31,400                2,119,500

Toys R Us                                                                                        93,800  (a)           1,365,963

Tricon Global Restaurants                                                                        63,960  (a)           1,806,870

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

US Airways Group                                                                                 28,900  (a)           1,127,100

V.F.                                                                                             49,500                1,178,719

Wal-Mart Stores                                                                               1,932,700              111,371,838

Walgreen                                                                                        437,000               14,065,938

Wendy's International                                                                            49,300                  878,156

Whirlpool                                                                                        31,700                1,478,013

Winn-Dixie Stores                                                                                62,700                  897,394

                                                                                                                     421,755,747

CONSUMER STAPLES--4.6%

Alberto-Culver, Cl. B                                                                            24,200                  739,613

Archer Daniels Midland                                                                          261,115                2,562,191

Avon Products                                                                                   103,000                4,583,500

Bestfoods                                                                                       119,000                8,240,750

Campbell Soup                                                                                   183,200                5,335,700

Clorox                                                                                          101,800                4,561,913

Coca-Cola                                                                                     1,073,300               61,647,669

Coca-Cola Enterprises                                                                           182,400                2,975,400

Colgate-Palmolive                                                                               250,100               14,974,738

ConAgra                                                                                         213,400                4,067,938

Fortune Brands                                                                                   68,700                1,584,394

General Mills                                                                                   126,400                4,834,800

Gillette                                                                                        452,700               15,816,206

Heinz (H.J.)                                                                                    152,700                6,680,625

Hershey Foods                                                                                    59,500                2,885,750

International Flavors & Fragrances                                                               44,600                1,346,363

Kellogg                                                                                         175,900                5,233,025

Nabisco Group Holdings                                                                          141,600                3,672,750

National Service Industries                                                                      17,700                  345,150

Newell Rubbermaid                                                                               115,571                2,975,953

Owens-Illinois                                                                                   63,600  (a)             743,325

PepsiCo                                                                                         624,900               27,768,994

Procter & Gamble                                                                                567,100               32,466,475

Quaker Oats                                                                                      56,800                4,267,100

Ralston-Purina Group                                                                            133,000                2,651,688

SUPERVALU                                                                                        57,000                1,086,563

Sara Lee                                                                                        377,100                7,282,744


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (CONTINUED)

Sysco                                                                                           144,500                6,087,063

Tupperware                                                                                       25,000                  550,000

Unilever, N.V.                                                                                  247,889               10,659,227

Wrigley, (Wm) Jr                                                                                 49,500                3,969,281

                                                                                                                     252,596,888

ENERGY--6.0%

Amerada Hess                                                                                     39,300                2,426,775

Anadarko Petroleum                                                                               55,500                2,736,844

Apache                                                                                           49,300                2,899,456

Baker Hughes                                                                                    143,220                4,583,040

Burlington Resources                                                                             93,390                3,572,168

CMS Energy                                                                                       47,600                1,053,150

Chevron                                                                                         282,700               23,976,494

Coastal                                                                                          92,800                5,649,200

Columbia Energy Group                                                                            34,950                2,293,594

Conoco, Cl. B                                                                                   270,735                6,649,928

Duke Energy                                                                                     159,309                8,981,045

Eastern Enterprises                                                                              11,800                  743,400

El Paso Energy                                                                                  100,300                5,109,031

Enron                                                                                           317,400               20,472,300

Exxon Mobil                                                                                   1,509,469              118,493,317

Halliburton                                                                                     192,500                9,083,594

Kerr-McGee                                                                                       40,858                2,408,068

Nicor                                                                                            20,100                  655,763

ONEOK                                                                                            12,700                  329,406

Occidental Petroleum                                                                            159,800                3,365,788

Peoples Energy                                                                                   15,300                  495,338

Phillips Petroleum                                                                              110,100                5,580,694

Rowan Cos.                                                                                       40,700  (a)           1,236,263

Royal Dutch Petroleum                                                                           929,800               57,240,813

Sunoco                                                                                           38,400                1,130,400

Texaco                                                                                          239,400               12,748,050

Tosco                                                                                            62,700                1,775,194

Transocean Sedco Forex                                                                           91,300                4,878,844

USX-Marathon Group                                                                              135,200                3,388,450

Union Pacific Resources Group                                                                   109,344                2,405,568

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

Unocal                                                                                          105,300                3,488,063

Williams Cos.                                                                                   191,600                7,987,325

                                                                                                                     327,837,363

HEALTH CARE--11.0%

ALZA                                                                                             44,500  (a)           2,631,063

Abbott Laboratories                                                                             671,900               29,941,544

Allergan                                                                                         56,200                4,186,900

American Home Products                                                                          565,500               33,223,125

Amgen                                                                                           445,200  (a)          31,275,300

Bard (C.R.)                                                                                      21,900                1,053,938

Bausch & Lomb                                                                                    23,000                1,779,625

Baxter International                                                                            125,900                8,852,344

Becton, Dickinson & Co.                                                                         109,500                3,141,281

Biogen                                                                                           64,400  (a)           4,153,800

Biomet                                                                                           51,300                1,971,844

Boston Scientific                                                                               176,800  (a)           3,878,550

Bristol-Myers Squibb                                                                            855,400               49,827,050

Cardinal Health                                                                                 119,350                8,831,900

Guidant                                                                                         132,900  (a)           6,578,550

HCA-The Healthcare Company                                                                      241,850                7,346,194

HEALTHSOUTH                                                                                     167,100  (a)           1,201,031

Humana                                                                                           72,700  (a)             354,413

Johnson & Johnson                                                                               603,100               61,440,813

Lilly (Eli) & Co.                                                                               489,700               48,908,788

Mallinckrodt Group                                                                               29,100                1,264,031

Manor Care                                                                                       44,300  (a)             310,100

McKesson HBOC                                                                                   122,146                2,557,432

MedImmune                                                                                        90,500                6,697,000

Medtronic                                                                                       519,000               25,852,688

Merck & Co.                                                                                     997,100               76,402,788

Pfizer                                                                                        2,729,475              131,014,800

Schering-Plough                                                                                 634,900               32,062,450

Sigma-Aldrich                                                                                    37,000                1,082,250

St. Jude Medical                                                                                 36,300  (a)           1,665,263

Tenet Healthcare                                                                                135,600                3,661,200

UnitedHealth Group                                                                               70,400                6,036,800

Watson Pharmaceuticals                                                                           41,900  (a)           2,252,125


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Wellpoint Health Networks                                                                        26,900  (a)           1,948,569

                                                                                                                     603,385,549

INTEREST SENSITIVE--17.1%

AFLAC                                                                                           115,100                5,287,406

Aetna                                                                                            61,099                3,921,792

Allstate                                                                                        322,900                7,184,525

American Express                                                                                579,300               30,196,013

American General                                                                                107,715                6,570,615

American International Group                                                                    668,425               78,539,938

Amsouth Bancorp                                                                                 170,350                2,683,013

Aon                                                                                             110,925                3,445,608

Associates First Capital, Cl. A                                                                 315,838                7,047,135

BB&T                                                                                            151,100                3,607,513

Bank One                                                                                        497,310               13,209,797

Bank of America                                                                                 718,646               30,901,778

Bank of New York                                                                                319,800               14,870,700

Bear Stearns Cos.                                                                                47,927                1,994,961

Block (H&R)                                                                                      42,700                1,382,413

CIGNA                                                                                            70,600                6,601,100

Capital One Financial                                                                            84,900                3,788,663

Cendant                                                                                         312,648  (a)           4,377,072

Charter One Financial                                                                            90,900                2,090,700

Chase Manhattan                                                                                 536,300               24,703,319

Chubb                                                                                            75,900                4,667,850

Cincinnati Financial                                                                             69,700                2,191,194

Citigroup                                                                                     1,463,311               88,164,488

Comerica                                                                                         67,800                3,042,525

Conseco                                                                                         141,001                1,374,760

Countrywide Credit Industries                                                                    49,100                1,488,344

Equifax                                                                                          61,200                1,606,500

Fannie Mae                                                                                      436,800               22,795,500

Fifth Third Bancorp                                                                             134,325                8,496,056

First Data                                                                                      178,800                8,872,950

First Union                                                                                     425,190               10,550,027

Firstar                                                                                         420,633                8,859,583

FleetBoston Financial                                                                           390,786               13,286,724

Franklin Resources                                                                              105,600                3,207,600

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Federal Home Loan Mortgage                                                                      301,400               12,206,700

General Electric                                                                              4,290,100              227,375,300

Golden West Financial                                                                            68,600                2,799,738

Hartford Financial Services Group                                                                93,200                5,213,375

Household International                                                                         205,225                8,529,664

Huntington Bancshares                                                                            96,235                1,521,716

Jefferson-Pilot                                                                                  44,750                2,525,578

Keycorp                                                                                         188,500                3,322,313

Lehman Brothers Holdings                                                                         52,400                4,955,075

Lincoln National                                                                                 83,100                3,001,988

Loews                                                                                            42,800                2,568,000

MBIA                                                                                             42,700                2,057,606

MBNA                                                                                            347,687                9,431,010

MGIC Investment                                                                                  45,900                2,088,450

Marsh & McLennan Cos.                                                                           116,850               12,203,522

Mellon Financial                                                                                213,000                7,761,188

Merrill Lynch                                                                                   168,200               19,343,000

Morgan (J.P.)                                                                                    70,400                7,752,800

Morgan Stanley Dean Witter & Co.                                                                490,834               40,861,931

National City                                                                                   262,900                4,485,731

Northern Trust                                                                                   96,400                6,272,025

Old Kent Financial                                                                               59,535                1,592,561

PNC Bank                                                                                        125,900                5,901,563

Paine Webber Group                                                                               63,100                2,871,050

Progressive                                                                                      31,700                2,345,800

Providian Financial                                                                              61,800                5,562,000

Regions Financial                                                                                95,700                1,902,038

SLM Holding                                                                                      67,900                2,542,006

Safeco                                                                                           55,300                1,099,088

Schwab (Charles)                                                                                590,475               19,854,722

SouthTrust                                                                                       72,900                1,649,363

St. Paul Cos.                                                                                    91,990                3,139,159

State Street                                                                                     69,800                7,403,163

Summit Bancorp                                                                                   76,300                1,878,888

SunTrust Banks                                                                                  131,100                5,989,631

Synovus Financial                                                                               122,400                2,157,300

T. Rowe Price Associates                                                                         52,400                2,227,000


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Torchmark                                                                                        55,600                1,372,625

U.S. Bancorp                                                                                    326,015                6,275,789

Union Planters                                                                                   58,700                1,639,931

UnumProvident                                                                                   104,244                2,091,395

Wachovia                                                                                         87,800                4,763,150

Washington Mutual                                                                               237,509                6,858,072

Wells Fargo                                                                                     698,700               27,074,625

                                                                                                                     935,475,791

INTERNET--1.6%

America Online                                                                                  996,200  (a)          52,549,550

3COM                                                                                            152,100  (a)           8,764,763

Yahoo!                                                                                          235,600  (a)          29,184,950

                                                                                                                      90,499,263

PRODUCER GOODS--6.2%

Air Products & Chemicals                                                                         99,400                3,062,763

Alcan Aluminium                                                                                  94,900                2,941,900

Alcoa                                                                                           374,664               10,865,256

Allegheny Technologies                                                                           36,066                  649,188

American Power Conversion                                                                        84,100                3,432,331

Armstrong Holdings                                                                               17,500  (a)             267,969

Ashland                                                                                          30,600                1,072,913

Avery Dennison                                                                                   48,600                3,262,275

Ball                                                                                             12,900                  415,219

Barrick Gold                                                                                    171,600                3,120,975

Bemis                                                                                            23,000                  773,375

Bethlehem Steel                                                                                  57,200  (a)             203,775

Boeing                                                                                          393,324               16,445,860

Boise Cascade                                                                                    24,800                  641,700

Briggs & Stratton                                                                                 9,700                  332,225

Burlington Northern Santa Fe                                                                    185,700                4,259,494

CSX                                                                                              94,700                2,006,456

Caterpillar                                                                                     151,200                5,121,900

Centex                                                                                           25,800                  606,300

Cooper Industries                                                                                40,400                1,315,525

Crane                                                                                            26,275                  638,811

Crown Cork & Seal                                                                                55,600                  834,000

Cummins Engine                                                                                   18,000                  490,500

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Deere & Co.                                                                                     101,500                3,755,500

Dow Chemical                                                                                    293,100                8,847,956

duPont (E.I.) deNemours & Co.                                                                   454,132               19,868,275

Eastman Chemical                                                                                 33,300                1,590,075

Ecolab                                                                                           56,200                2,195,313

Emerson Electric                                                                                185,000               11,169,375

Engelhard                                                                                        55,300                  943,556

FMC                                                                                              13,200  (a)             765,600

FedEx                                                                                           125,740  (a)           4,778,120

Fluor                                                                                            33,100                1,046,788

Fort James                                                                                       89,200                2,062,750

Freeport-McMoRan Copper, Cl. B                                                                   69,400  (a)             641,950

General Dynamics                                                                                 87,000                4,545,750

Genuine Parts                                                                                    76,650                1,533,000

Georgia-Pacific                                                                                  73,900                1,939,875

Goodrich (B.F.)                                                                                  46,500                1,583,906

Goodyear Tire & Rubber                                                                           67,800                1,356,000

Grace (W.R.) & Co.                                                                               29,300  (a)             355,263

Great Lakes Chemical                                                                             23,600                  743,400

Hercules                                                                                         46,500                  653,906

Homestake Mining                                                                                112,900                  776,188

Honeywell International                                                                         346,112               11,659,648

Illinois Tool Works                                                                             130,800                7,455,600

Inco                                                                                             78,800  (a)           1,211,550

Ingersoll-Rand                                                                                   70,150                2,823,538

International Paper                                                                             209,483                6,245,212

Kansas City Southern Industries                                                                  48,300                4,283,606

Kaufman & Broad Home                                                                             20,900                  414,081

Kimberly-Clark                                                                                  240,900               13,821,638

Lockheed Martin                                                                                 173,600                4,307,450

Louisiana-Pacific                                                                                45,200                  491,550

Masco                                                                                           194,500                3,513,156

McDermott International                                                                          26,000                  229,125

Mead                                                                                             44,600                1,126,150

Minnesota Mining & Manufacturing                                                                171,600               14,157,000

Newmont Mining                                                                                   72,819                1,574,711

Norfolk Southern                                                                                166,100                2,470,738


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS (CONTINUED)

Northrop Grumman                                                                                 30,300                2,007,375

Nucor                                                                                            36,900                1,224,619

Owens-Corning                                                                                    24,100                  222,925

PPG Industries                                                                                   75,500                3,345,594

Pactiv                                                                                           73,300  (a)             577,238

Pall                                                                                             53,601                  991,619

Parker-Hannifin                                                                                  48,550                1,662,838

Pharmacia                                                                                       550,457               28,451,746

Phelps Dodge                                                                                     34,133                1,269,321

Placer Dome                                                                                     142,000                1,357,875

Potlach                                                                                          12,400                  410,750

Praxair                                                                                          68,400                2,560,725

Pulte                                                                                            17,900                  387,088

Raytheon, Cl. B                                                                                 147,400                2,837,450

Rockwell International                                                                           81,500                2,567,250

Rohm & Haas                                                                                      94,306                3,253,557

Sealed Air                                                                                       36,312  (a)           1,901,841

Sherwin-Williams                                                                                 71,000                1,504,313

Snap-On                                                                                          25,350                  674,944

Stanley Works                                                                                    38,000                  902,500

TRW                                                                                              53,500                2,320,563

Temple-Inland                                                                                    22,700                  953,400

Textron                                                                                          62,500                3,394,531

Thomas & Betts                                                                                   25,100                  480,038

Timken                                                                                           26,400                  491,700

Tyco International                                                                              731,972               34,677,174

USX-U.S. Steel Group                                                                             38,300                  710,944

Union Carbide                                                                                    58,400                2,890,800

Union Pacific                                                                                   107,500                3,997,656

United Technologies                                                                             204,000               12,010,500

Visteon                                                                                          57,626                  698,710

Vulcan Materials                                                                                 43,700                1,865,444

Westvaco                                                                                         43,600                1,081,825

Weyerhaeuser                                                                                    101,000                4,343,000

Willamette Industries                                                                            48,000                1,308,000

Worthington Industries                                                                           37,400                  392,700

                                                                                                                     339,426,562

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES--5.5%

ALLTEL                                                                                          136,700                8,466,856

Allied Waste Industries                                                                          81,900  (a)             819,000

American Greetings, Cl. A                                                                        28,000                  532,000

Automatic Data Processing                                                                       272,000               14,569,000

Carnival                                                                                        262,100                5,110,950

Ceridian                                                                                         62,900  (a)           1,513,531

Clear Channel Communications                                                                    147,000  (a)          11,025,000

Comcast, Cl. A                                                                                  389,300  (a)          15,766,650

Computer Sciences                                                                                72,600  (a)           5,422,313

Convergys                                                                                        66,500                3,449,688

Deluxe                                                                                           31,400                  739,863

Disney (Walt)                                                                                   901,000               34,970,063

Donnelley (R.R.) & Sons                                                                          52,900                1,193,556

Dow Jones & Co.                                                                                  38,400                2,812,800

Dun & Bradstreet                                                                                 70,100                2,006,613

Electronic Data Systems                                                                         202,000                8,332,500

Gannett                                                                                         115,600                6,914,325

Harcourt General                                                                                 31,100                1,691,063

IMS Health                                                                                      128,900                2,320,200

Interpublic Group Cos.                                                                          130,800                5,624,400

Knight-Ridder                                                                                    33,700                1,792,419

McGraw-Hill Cos.                                                                                 84,300                4,552,200

Meredith                                                                                         22,000                  742,500

NEXTEL Communications, Cl. A                                                                    328,800  (a)          20,118,450

New York Times, Cl. A                                                                            73,700                2,911,150

Omnicom Group                                                                                    77,000                6,857,813

Paychex                                                                                         161,025                6,763,050

Quintiles Transnational                                                                          49,900  (a)             704,838

Ryder System                                                                                     25,800                  488,588

Sprint (PCS Group)                                                                              396,900  (a)          23,615,550

Time Warner                                                                                     570,500               43,358,000

Tribune                                                                                         131,200                4,592,000

Viacom, Cl. B                                                                                   661,308  (a)          45,092,939

Waste Management                                                                                269,272                5,116,168

Young & Rubicam                                                                                  31,300                1,789,969

                                                                                                                     301,776,005


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--31.3%

ADC Telecommunications                                                                          146,300  (a)          12,270,913

Adaptec                                                                                          45,100  (a)           1,026,025

Adobe Systems                                                                                    51,900                6,747,000

Advanced Micro Devices                                                                           66,400  (a)           5,129,400

Agilent Technologies                                                                            195,950               14,451,313

Altera                                                                                           86,300  (a)           8,797,206

Analog Devices                                                                                  153,400  (a)          11,658,400

Andrew                                                                                           34,950  (a)           1,173,009

Apple Computer                                                                                  141,100  (a)           7,390,113

Applied Materials                                                                               350,200  (a)          31,736,875

Autodesk                                                                                         25,300                  877,594

BMC Software                                                                                    105,900  (a)           3,863,695

Broadcom, Cl. A                                                                                  93,000  (a)          20,361,188

Cabletron Systems                                                                                79,000  (a)           1,994,750

Cisco Systems                                                                                 3,016,400  (a)         191,729,925

Citrix Systems                                                                                   80,300  (a)           1,520,681

Compaq Computer                                                                                 736,272               18,820,953

Computer Associates International                                                               255,125               13,059,211

Compuware                                                                                       156,300  (a)           1,621,613

Comverse Technology                                                                              66,200  (a)           6,156,600

Conexant Systems                                                                                 94,200  (a)           4,580,475

Corning                                                                                         119,600               32,277,050

Danaher                                                                                          61,400                3,035,463

Dell Computer                                                                                 1,116,600  (a)          55,062,338

Dover                                                                                            88,000                3,569,500

Eaton                                                                                            31,500                2,110,500

EMC                                                                                             940,900  (a)          72,390,494

Gateway                                                                                         139,500  (a)           7,916,625

Hewlett-Packard                                                                                 433,700               54,158,288

ITT Industries                                                                                   38,100                1,157,288

Intel                                                                                         1,452,200              194,140,931

International Business Machines                                                                 768,800               84,231,650

KLA-Tencor                                                                                       80,600  (a)           4,720,138

LSI Logic                                                                                       133,100  (a)           7,204,038

Lexmark International Group, Cl. A                                                               56,000  (a)           3,766,000

Linear Technology                                                                               134,900                8,625,169

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Lucent Technologies                                                                           1,412,047               83,663,785

Maxim Integrated Products                                                                       122,600  (a)           8,329,138

Mercury Interactive                                                                              34,400  (a)           3,328,200

Micron Technology                                                                               240,600  (a)          21,187,838

Microsoft                                                                                     2,281,900  (a)         182,552,000

Millipore                                                                                        20,000                1,507,500

Molex                                                                                            85,075                4,094,234

Motorola                                                                                        933,306               27,124,206

NCR                                                                                              41,300  (a)           1,608,119

National Semiconductor                                                                           76,600  (a)           4,347,050

Network Appliance                                                                               132,100  (a)          10,634,050

Nortel Networks                                                                               1,284,480               87,665,760

Novell                                                                                          142,800  (a)           1,320,900

Novellus Systems                                                                                 56,600  (a)           3,201,438

Oracle                                                                                        1,230,850  (a)         103,468,328

Parametric Technology                                                                           119,700  (a)           1,316,700

PE Biosystems Group                                                                              90,300  (a)           5,948,513

PeopleSoft                                                                                      119,700  (a)           2,004,975

PerkinElmer                                                                                      21,300                1,408,463

Pitney Bowes                                                                                    111,800                4,472,000

QUALCOMM                                                                                        321,300  (a)          19,278,000

Sabre Group Holdings                                                                             55,999                1,595,972

Sanmina                                                                                          64,300                5,497,650

Sapient                                                                                          25,500                2,726,906

Schlumberger                                                                                    246,800               18,417,450

Scientific-Atlanta                                                                               69,100                5,147,950

Seagate Technology                                                                               98,500  (a)           5,417,500

Siebel Systems                                                                                   86,600  (a)          14,164,513

Solectron                                                                                       258,500  (a)          10,824,688

Sun Microsystems                                                                                687,900  (a)          62,555,906

Tektronix                                                                                        20,900                1,546,600

Tellabs                                                                                         177,600  (a)          12,154,500

Teradyne                                                                                         75,100  (a)           5,519,850

Texas Instruments                                                                               709,600               48,740,650

Thermo Electron                                                                                  67,600  (a)           1,423,825

Unisys                                                                                          135,200  (a)           1,968,850

Veritas Software                                                                                169,500  (a)          19,156,148


COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Xerox                                                                                           288,900                5,994,675

Xilinx                                                                                          139,300  (a)          11,500,956

                                                                                                                   1,712,148,197

UTILITIES--7.3%

AT&T                                                                                          1,627,220               51,460,832

AES                                                                                             184,800  (a)           8,431,500

Ameren                                                                                           59,500                2,008,125

American Electric Power                                                                         139,460                4,131,503

Bell Atlantic                                                                                   670,260               34,057,586

BellSouth                                                                                       815,900               34,777,738

CP&L Energy                                                                                      69,200                2,210,075

CINergy                                                                                          68,900                1,752,644

CenturyTel                                                                                       60,850                1,749,438

Consolidated Edison                                                                              91,900                2,722,538

Constellation Energy Group                                                                       64,900                2,113,306

DTE Energy                                                                                       61,900                1,891,819

Dominion Resources                                                                              103,193                4,424,400

Edison International                                                                            144,100                2,954,050

Entergy                                                                                          99,700                2,710,594

FPL Group                                                                                        77,300                3,826,350

FirstEnergy                                                                                     100,100                2,339,838

Florida Progress                                                                                 42,800                2,006,250

GPU                                                                                              52,600                1,423,488

GTE                                                                                             417,500               25,989,375

Global Crossing                                                                                 382,440  (a)          10,062,953

WorldCom                                                                                      1,241,454  (a)          56,951,702

New Century Energies                                                                             50,500                1,515,000

Niagara Mohawk Power                                                                             74,700  (a)           1,041,131

Northern States Power                                                                            68,100                1,374,769

PG&E                                                                                            167,100                4,114,838

PECO Energy                                                                                      73,500                2,962,969

PPL                                                                                              62,600                1,373,288

Pinnacle West Capital                                                                            36,700                1,243,213

Public Service Enterprise Group                                                                  93,800                3,247,825

Reliant Energy                                                                                  128,239                3,791,065

SBC Communications                                                                            1,475,062               63,796,432

Sempra Energy                                                                                    88,591                1,506,047

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

Southern                                                                                        281,300                6,557,806

Sprint (FON Group)                                                                              380,100               19,385,100

TXU                                                                                             114,330                3,372,735

UniCom                                                                                           77,100                2,982,806

U S West                                                                                        220,166               18,879,235

                                                                                                                     397,140,363

TOTAL COMMON STOCKS

   (cost $3,766,213,369)                                                                                           5,437,576,840
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal

SHORT-TERM INVESTMENTS-.8%                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS-.7%

Greenwich Capital Markets, 6.58% dated

  6/30/2000, due 7/3/2000 in the amount

  of $39,669,660 (fully collateralized by

  $37,488,000 of various U.S. Government

   Securities, total value $40,441,043)                                                      39,647,920               39,647,920

U.S. TREASURY BILLS-.1%

   5.47%, 8/17/2000                                                                             100,000  (b)              99,301

   5.56%, 8/31/2000                                                                           5,000,000  (b)           4,954,250

                                                                                                                       5,053,551

TOTAL SHORT-TERM INVESTMENTS

   (cost $44,700,058)                                                                                                 44,701,471
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,810,913,427)                                                          100.1%            5,482,278,311

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (.1%)              (7,777,460)

NET ASSETS                                                                                       100.0%            5,474,500,851

A   NON-INCOME PRODUCING.

B   PARTIALLY HELD BY THE CUSTODIAN IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN FINANCIAL FUTURE POSITIONS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

June 30, 2000 (Unaudited)

                                                                   Market Value                                        Unrealized

                                                                        Covered                                    (Depreciation)

                                            Contracts          by Contracts ($)              Expiration          at 6/30/2000 ($)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL FUTURES LONG

Standard & Poor's 500                             132               48,447,300           September 2000                 (74,256)

SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
   Investments--Note 1(b)                           3,810,913,427  5,482,278,311

Cash                                                                     193,176

Dividends and interest receivable                                     13,780,951

Receivable for shares of Common Stock subscribed                       2,028,997

Receivable for investment securities sold                              1,931,656

Receivable for futures variation margin--Note 4(a)                       384,203

Prepaid expenses                                                           8,286

                                                                   5,500,605,580
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,105,301

Payable for investment securities purchased                          24,517,653

Payable for shares of Common Stock redeemed                             307,566

Accrued expenses                                                        174,209

                                                                     26,104,729
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    5,474,500,851
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                    3,773,010,09

Accumulated undistributed investment income--net                      9,684,483

Accumulated net realized gain (loss) on investments                  20,515,643

Accumulated net unrealized appreciation (depreciation)
   on investments [including ($74,256) net unrealized
   (depreciation) on financial futures]--Note 4(b)                1,671,290,628
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    5,474,500,851
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(200 million shares of $.001 par value Common Stock authorized)     143,974,009

NET ASSET VALUE, offering and redemption price per share ($)              38.02

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended June 30, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $163,166 foreign taxes withheld at source)   39,230,133

Interest                                                             2,034,920

TOTAL INCOME                                                        41,265,053

EXPENSES:

Management fee--Note 3(a)                                            6,411,957

Registration fees                                                       79,947

Prospectus and shareholders' reports                                    56,729

Professional fees                                                       39,234

Directors' fees and expenses--Note 3(c)                                 19,368

Loan commitment fees--Note 2                                            18,206

Shareholder servicing costs--Note 3(b)                                   3,124

Miscellaneous                                                           50,962

TOTAL EXPENSES                                                       6,679,527

INVESTMENT INCOME--NET                                              34,585,526
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                             26,993,588

Net realized gain (loss) on financial futures                        3,585,239

NET REALIZED GAIN (LOSS)                                            30,578,827

Net unrealized appreciation (depreciation) on investments
  [including ($1,695,696) net unrealized (depreciation) on
  financial futures]                                              (91,759,761)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            (61,180,934)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (26,595,408)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended

                                            June 30, 2000           Year Ended

                                              (Unaudited)    December 31, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         34,585,526           48,591,896

Net realized gain (loss) on investments        30,578,827           24,077,781

Net unrealized appreciation (depreciation)
   on investments                             (91,759,761)         754,135,017

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (26,595,408)         826,804,694
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net                       (25,547,390)         (47,945,549)

Net realized gain on investments              (5,891,134)         (41,840,248)

TOTAL DIVIDENDS                              (31,438,524)         (89,785,797)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold                 835,903,564        1,770,669,411

Dividends reinvested                           31,438,602           89,785,797

Cost of shares redeemed                     (564,513,686)        (808,309,981)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                302,828,480        1,052,145,227

TOTAL INCREASE (DECREASE) IN NET ASSETS      244,794,548        1,789,164,124
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         5,229,706,303        3,440,542,179

END OF PERIOD                               5,474,500,851        5,229,706,303

Undistributed investment income--net            9,684,483              646,347
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (SHARES):

Shares sold                                    22,180,021           50,987,939

Shares issued for dividends reinvested            812,478            2,504,918

Shares redeemed                              (15,030,376)         (23,266,719)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   7,962,123           30,226,138

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund 's financial statements.

                                          Six Months Ended

                                             June 30, 2000                               Year Ended December 31,
                                                                    ----------------------------------------------------------------

                                                (Unaudited)         1999          1998          1997           1996          1995
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               38.45         32.52         25.75         20.28          17.20         12.94

Investment Operations:

Investment income--net                                 .25(a)        .40(a)        .37           .37            .39           .33

Net realized and unrealized
   gain (loss) on investments                        (.46)          6.24          6.85          6.26           3.43          4.39

Total from Investment Operations                     (.21)          6.64          7.22          6.63           3.82          4.72

Distributions:

Dividends from investment
   income--net                                       (.18)         (.38)         (.38)          (.37)         (.39)         (.33)

Dividends from net realized gain
   on investments                                    (.04)         (.33)         (.07)          (.79)         (.35)         (.13)

Total Distributions                                  (.22)         (.71)         (.45)         (1.16)         (.74)         (.46)

Net asset value, end of period                      38.02         38.45         32.52          25.75         20.28         17.20
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     (.55)(b)     20.60         28.21          32.96         22.54         36.78
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                         .13(b)        .26           .26           .28           .30            .39

Ratio of net investment income
   to average net assets                              .66(b)       1.13          1.35          1.66          2.24           2.38

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                              --           --            --            --             --           .03

Portfolio Turnover Rate                              2.06(b)       2.64          2.40          3.53         10.92          11.95
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                  5,474,501     5,229,706     3,440,542     1,868,672       813,959        312,686

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor' s 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund's index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Effective March 22, 2000, Dreyfus Service Corporation (" DSC" ), a wholly-owned subsidiary of Dreyfus, became the distributor of the fund' s shares, which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor.

The fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.


(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund' s Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests
of   its   shareholders,   by   complying  with  the  applicable  pro-


NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2000, the fund did not borrow under the Facility.

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to an Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity, a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund' s average daily net assets. Dreyfus has undertaken from January 1, 2000 until such a time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2000, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Shareholder Services Plan, the fund reimburses DSC an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses with respect to servicing and/or maintaining shareholder accounts.


The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2000, the fund was charged $282 pursuant to the transfer agency agreement.

(c) Each Board member also serves a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 25, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 25, 2000, each Board member who was not an " affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2000, amounted to $441,177,398 and $107,320,055, respectively.

 The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily
basis,    which    reflects    the    change    in     The    Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2000 are set forth in the Statement of Financial Futures.

(b) At June 30, 2000, accumulated net unrealized appreciation on investments and
financial   futures  was  $1,671,290,628,  consisting  of  $1,968,695,269  gross unrealized appreciation and $297,404,641 gross unrealized depreciation.

At June 30, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTES

                                                           For More Information

                        Dreyfus Stock Index Fund

                        200 Park Avenue

                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation

                        200 Park Avenue

                        New York, NY 10166

                      Index Fund Manager

                        Mellon Equity Associates

                        500 Grant Street

                        Pittsburgh, PA 15258

                      Custodian

                        Boston Safe Deposit and Trust Company

                        One Boston Place

                        Boston, MA 02109

                      Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.

                        P.O. Box 9671

                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation

                        200 Park Avenue

                        New York, NY 10166

To obtain information:

BY TELEPHONE Call  1-800-554-4611 or 516-338-3300

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

Attn: Institutional Servicing

(c) 2000 Dreyfus Service Corporation                                   763SA006